LEGG MASON TAX-FREE INCOME FUND:
           Legg Mason Maryland Tax-Free Income Trust
         Legg Mason Pennsylvania Tax-Free Income Trust
       Legg Mason Tax-Free Intermediate-Term Income Trust
                         Primary Shares

        Supplement to the Prospectus dated July 31, 1997

    Effective November 3, 1997, the front-end sales charge for Maryland Tax-Free Income Trust and Pennsylvania Tax-Free Income Trust will be waived for all purchases made through July 31, 1998. The front-end sales charge for Tax-Free Intermediate-Term Income Trust is currently being waived for all purchases made through the same date.

                                                              November 3, 1997


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                LEGG MASON TAX-FREE INCOME FUND:
           Legg Mason Maryland Tax-Free Income Trust
         Legg Mason Pennsylvania Tax-Free Income Trust
       Legg Mason Tax-Free Intermediate-Term Income Trust
                         Primary Shares
                        Navigator Shares

Supplement to the Statement of Additional Information dated July 31, 1997

    Effective November 3, 1997, the front-end sales charge for Maryland Tax-Free Income Trust and Pennsylvania Tax-Free Income Trust will be waived for all purchases made through July 31, 1998. The front-end sales charge for Tax-Free Intermediate-Term Income Trust is currently being waived for all purchases made through the same date.

                                                              November 3, 1997